Income Taxes (Components Of Net Deferred Income Tax Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Deferred income tax assets:
Foundation contribution	$ 7,402	$ 12,824
ACL	2,246	3,863
Salaries and employee benefits	1,612	1,219
ESOP compensation	949	836
Other	4,194	2,630
Gross deferred income tax assets	16,403	21,372
Valuation allowance	(1,926)	(2,060)
Gross deferred income tax asset, net of valuation allowance	14,477	19,312
Deferred income tax liabilities:
FHLB stock dividends	20,478	18,828
Unrealized gain on AFS securities	14,712	16,203
Other	4,329	4,728
Gross deferred income tax liabilities	39,519	39,759
Net deferred tax liabilities	$ 25,042	$ 20,447